Financial instruments and risk management (Details) - Schedule of fair value measurement - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Level 2 [Member] | Derivative Financial Instruments, Assets [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement [Line Items]
Derivative financial liabilities – Warrants from public offerings	Liability 1,233	Liability 6,318
Level 3 [Member] | Derivative Financial Instruments, Assets [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement [Line Items]
Derivative financial liabilities – Embedded derivatives		SFr 310,439